INTANGIBLE ASSETS, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 9,559	$ 74,400	$ 103,379	$ 85,001